UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03422

The Prudential Variable Contract Account-11

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2010

Date of reporting period: 3/31/2010

Item 1.	Schedule of Investments

VCA-11

Schedule of Investments

as of March 31, 2010 (Unaudited)

	Principal Amount (000)	Value
SHORT TERM INVESTMENTS - 100.0%
Certificates of Deposit - 22.4%
Bank of America, NA
0.26%, 4/12/2010(b)	$1,000	$1,000,000
0.270%, 4/22/2010(b)	300	300,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.21%, 5/18/2010	2,000	2,000,000
BNP Paribas
0.24%, 5/20/2010	1,000	1,000,000
Branch Banking & Trust Co.
0.85%, 4/19/2010	2,000	2,000,649
Chase Bank USA, NA
0.19%, 5/13/2010	1,000	1,000,000
Royal Bank of Scotland
0.837%, 4/19/2010(b)	1,500	1,500,000
Sumitomo Mitsui Banking Corp./New York
0.22%, 5/14/2010	1,000	1,000,000
UBS AG
0.21%, 5/14/2010	1,000	1,000,000

		10,800,649

Commercial Paper - 54.9%
Banco Bilbao Vizcaya Argentaria SA, 144A(a)
0.35%, 5/20/2010	1,000	999,524
BPCE SA, 144A(a)
0.25%, 5/10/2010	1,000	999,729
0.25%, 5/13/2010	1,000	999,714
CBA (Delaware) Finance(a)
0.2%, 5/7/2010	1,000	999,800
E.ON AG, 144A(a)
0.23%, 5/18/2010	1,000	999,700
ENI Coordination, 144A(a)
0.22%, 4/9/2010	2,000	1,999,902
GDF Suez, 144A(a)
0.18%, 4/23/2010	1,500	1,499,835
Hewlett-Packard Co., 144A(a)
0.16%, 4/27/2010	1,000	999,884
Intesa Funding LLC(a)
0.20%, 5/6/2010	1,000	999,805
New York Life Capital Corp., 144A(a)
0.18%, 4/19/2010	2,000	1,999,820
Nordea North America, Inc.(a)
0.19%, 5/3/2010	2,000	1,999,662
Old Line Funding, 144A(a)
0.17%, 4/15/2010	1,289	1,288,915
0.18%, 4/15/2010	1,000	999,930
Societe Generale North America, Inc.(a)
0.25%, 4/1/2010	1,000	1,000,000
0.20%, 4/1/2010	650	650,000
Standard Chartered Bank, 144A(a)
0.26%, 4/15/2010	2,000	1,999,798
State Street Corp.(a)
0.19%, 5/18/2010	1,000	999,752
Straight-A Funding LLC, 144A(a)
0.16%, 4/19/2010	1,000	999,920
0.17%, 4/22/2010	1,000	999,901
Total Capital Canada, Ltd., 144A(a)
0.18%, 4/14/2010	1,000	999,935
0.20%, 5/26/2010	1,000	999,694
Unicredit Delaware, Inc., 144A(a)
0.25%, 5/4/2010	1,000	999,771

		26,434,991

Other Corporate Obligations - 5.6%
Bank of America NA
0.299%, 4/29/2010 Gtd,(b)(c)	1,000	1,000,000
0.347%, 4/27/2010 (b)	700	700,000
Citigroup Funding Inc., MTN(b)(c)
0.349%, 4/30/2010 Gtd.	1,000	1,000,000

		2,700,000

US Government Agencies - 12.5%
Federal Home Loan Bank
0.145%, 4/20/2010(b)	1,000	999,603
Fannie Mae
0.15%, 4/12/2010(a)	1,000	999,954
0.141%, 4/13/2010(b)	2,000	1,999,619
Freddie Mac
0.232%, 5/24/2010(b)	1,000	999,923
0.252%, 6/24/2010(b)	1,000	999,904

		5,999,003

Repurchase Agreement(d) - 4.6%
Bank of America Securities, LLC
0.04%, dated 3/31/2010, due 4/1/2010 in the amount of $2,228,002 (cost $2,228,000; the value of the collateral including accrued interest was $2,272,561)	2,228	2,228,000

Total Investments - 100.0% (Cost: $48,162,643)		$48,162,643

LIABILITIES IN EXCESS OF OTHER ASSETS		(22)

NET ASSETS - 100%		$48,162,621

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.
(b)	Indicates a variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect is as of March 31, 2010.
(c)	FDIC-Guarantee issued under temporary liquidity guarantee program.
(d)	Repurchase agreement is collateralized by federal agency obligations.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Account’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$10,800,649	$—
Commercial Paper	—	26,434,991	—
Other Corporate Obligations	—	2,700,000	—
Repurchase Agreement	—	2,228,000	—
US Government Agencies	—	5,999,003	—

	—	48,162,643	—
Other Financial Instruments*	—	—	—

Total	$—	$48,162,643	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Account did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010, and December 31, 2009 the Account did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities of VCA-11 are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding the Account is available in the Account’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 25, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 25, 2010

*	Print the name and title of each signing officer under his or her signature.